CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Lehman Brothers Institutional Liquidity Cash Management Funds (1933 Act File No. 333-120167; 1940 Act File No. 811-21648) ("Registrant") hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to the Cash Management Money Market Portfolio, Cash Management Prime Portfolio and Cash Management Treasury Portfolio, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 4 to the Registrant's Registration Statement ("Amendment No. 4") and (b) that Amendment No. 4 was filed electronically.






Dated:August 2, 2007                   By: /s/Claudia A. Brandon
                                           ---------------------
                                           Claudia A. Brandon
                                           Secretary